                                                                      Exhibit 99

                                                                     Page 1 of 2
                                                                       17-Jan-07


DAIMLERCHRYSLER MASTER OWNER TRUST

        Collections    Accrual    Distribution   Record Date
        -----------   ---------   ------------   -----------
From:    01-Dec-06    15-Dec-06    16-Jan-07      15-Jan-07
To:      31-Dec-06    15-Jan-07
Days:        31           32

S&P LONG TERM DEBT RATING OF DAIMLERCHRYSLER AG                              BBB

                       Note: Due to rounding, some totals may be off by a penny.

     (if S&P rating is lower than BBB-, Overcollateralization Percentage increases from 9.89% to 11.11%)

NOTE: PLEASE REFER TO PROSPECTUS AND PROSPECTUS SUPPLEMENT FILED WITH THE SEC FOR DEFINITION OF DEFINED TERMS

               SERIES ALLOCATION - BEGINNING OF COLLECTION PERIOD
  (i.e., after giving effect to payments and deposits on November payment date)

                                                     [A]              [B]         [C]       [A]+[B]+[C]
                     OUTSTANDING     EFA AND       NOMINAL          PRIMARY     INCREM.       SERIES
                  DOLLAR PRINCIPAL     PFA       LIQ. AMOUNT          OC           OC      NOMINAL LIQ.
SERIES                 AMOUNT       BALANCES   (NLA) OF NOTES       AMOUNT       AMOUNT    AMOUNT(SNLA)
------            ----------------  --------  ----------------  --------------  -------  ----------------
DCMOT 04-A Notes  1,000,000,000.00    0.00    1,000,000,000.00   98,901,098.90    0.00   1,098,901,098.90
DCMOT 04-B Notes  1,000,000,000.00    0.00    1,000,000,000.00   98,901,098.90    0.00   1,098,901,098.90
DCMOT 05-A Notes  1,700,000,000.00    0.00    1,700,000,000.00  168,131,868.13    0.00   1,868,131,868.13
DCMOT 05-B Notes  1,500,000,000.00    0.00    1,500,000,000.00  148,351,648.35    0.00   1,648,351,648.35
DCMOT 05-C Notes  1,500,000,000.00    0.00    1,500,000,000.00  148,351,648.35    0.00   1,648,351,648.35
DCMOT 06-A Notes  1,000,000,000.00    0.00    1,000,000,000.00   98,901,098.90    0.00   1,098,901,098.90
                  ----------------    ----    ----------------  --------------    ----   ----------------
   TOTAL          7,700,000,000.00    0.00    7,700,000,000.00  761,538,461.53    0.00   8,461,538,461.53

                  EFA = Excess Funding Account                  OC = Overcollateralization
                  PFA = Principal Funing Account

                        [D]        [A]+[B]+[C]+[D]  [SNLA/POOL]  [SNLA/POOL]  [SNLA/AGGSNLA]
                   SELLER'S REQ.      REQUIRED        FLOATING    PRINCIPAL    MISCELLANEOUS
                   PARTICIPATION    PARTICIPATION    ALLOCATION   ALLOCATION    ALLOCATION
SERIES              AMOUNT (1)         AMOUNT        PERCENTAGE   PERCENTAGE    PERCENTAGE
------            --------------  ----------------  -----------  -----------  --------------
DCMOT 04-A Notes   40,000,000.00  1,138,901,098.90   11.87157%    11.87157%      12.98701%
DCMOT 04-B Notes   40,000,000.00  1,138,901,098.90   11.87157%    11.87157%      12.98701%
DCMOT 05-A Notes   68,000,000.00  1,936,131,868.13   20.18168%    20.18168%      22.07792%
DCMOT 05-B Notes   60,000,000.00  1,708,351,648.35   17.80736%    17.80736%      19.48052%
DCMOT 05-C Notes   60,000,000.00  1,708,351,648.35   17.80736%    17.80736%      19.48052%
DCMOT 06-A Notes   40,000,000.00  1,138,901,098.90   11.87157%    11.87157%      12.98701%
                  --------------  ----------------   --------     --------      ---------
   TOTAL          308,000,000.00  8,769,538,461.53   91.41112%    91.41112%     100.00000%

                  SELLER'S PERCENTAGES:               8.58888%     8.58888%       0.00000%


                  SERIES ALLOCATION - END OF COLLECTION PERIOD
  (i.e., after giving effect to payments and deposits on December payment date)

                                                     [A]              [B]         [C]       [A]+[B]+[C]
                     OUTSTANDING     EFA AND       NOMINAL          PRIMARY     INCREM.       SERIES
                  DOLLAR PRINCIPAL     PFA       LIQ. AMOUNT          OC           OC      NOMINAL LIQ.
SERIES                 AMOUNT       BALANCES   (NLA) OF NOTES       AMOUNT       AMOUNT       AMOUNT
------            ----------------  --------  ----------------  --------------  -------  ----------------
DCMOT 04-A Notes  1,000,000,000.00    0.00    1,000,000,000.00   98,901,098.90    0.00   1,098,901,098.90
DCMOT 04-B Notes  1,000,000,000.00    0.00    1,000,000,000.00   98,901,098.90    0.00   1,098,901,098.90
DCMOT 05-A Notes  1,700,000,000.00    0.00    1,700,000,000.00  168,131,868.13    0.00   1,868,131,868.13
DCMOT 05-B Notes  1,500,000,000.00    0.00    1,500,000,000.00  148,351,648.35    0.00   1,648,351,648.35
DCMOT 05-C Notes  1,500,000,000.00    0.00    1,500,000,000.00  148,351,648.35    0.00   1,648,351,648.35
DCMOT 06-A Notes  1,000,000,000.00    0.00    1,000,000,000.00   98,901,098.90    0.00   1,098,901,098.90
                  ----------------    ----    ----------------  --------------    ----   ----------------
   TOTAL          7,700,000,000.00    0.00    7,700,000,000.00  761,538,461.53    0.00   8,461,538,461.53

                  EFA = Excess Funding Account                  OC = Overcollateralization
                  PFA = Principal Funing Account

                        [D]        [A]+[B]+[C]+[D]  [SNLA/POOL]  [SNLA/POOL]  [SNLA/AGGSNLA]
                   SELLER'S REQ.      REQUIRED        FLOATING    PRINCIPAL    MISCELLANEOUS
                   PARTICIPATION    PARTICIPATION    ALLOCATION   ALLOCATION    ALLOCATION
SERIES              AMOUNT (1)         AMOUNT        PERCENTAGE   PERCENTAGE    PERCENTAGE
------            --------------  ----------------  -----------  -----------  --------------
DCMOT 04-A Notes   40,000,000.00  1,138,901,098.90   10.21929%    10.21929%      12.98701%
DCMOT 04-B Notes   40,000,000.00  1,138,901,098.90   10.21929%    10.21929%      12.98701%
DCMOT 05-A Notes   68,000,000.00  1,936,131,868.13   17.37280%    17.37280%      22.07792%
DCMOT 05-B Notes   60,000,000.00  1,708,351,648.35   15.32894%    15.32894%      19.48052%
DCMOT 05-C Notes   60,000,000.00  1,708,351,648.35   15.32894%    15.32894%      19.48052%
DCMOT 06-A Notes   40,000,000.00  1,138,901,098.90   10.21929%    10.21929%      12.98701%
                  --------------  ----------------   --------     --------      ---------
   TOTAL          308,000,000.00  8,769,538,461.53   78.68855%    78.68855%     100.00000%

                  SELLER'S PERCENTAGES:              21.31145%    21.31145%       0.00000%


(1) If any dealer/affiliate is over 1.5% then Required Participation Percentage will be 4% rather than 3%

                                                                     Page 2 of 2
                                                                       17-Jan-07


                                                                      Amount         Count
                                                                -----------------   ------
TRUST PRINCIPAL RECEIVABLES
Beginning Pool Balance                                           9,256,574,635.12    2,104
Total Principal Collections                                      3,881,523,661.91
   Principal Collections                                         4,139,003,623.25
   Principal Adjustments                                          (267,710,620.31)
   Principal Collections for Defaulted "D" and Liquidated "L"       10,230,658.97
New Principal Receivables                                        4,954,784,928.40
Receivables Added for Additional Accounts                          423,366,368.11
Principal Default Amounts                                                    0.00
   As Pct of Collections/Avg. Receivables                                  0.0000%  0.0000%
Ending Pool Balance                                             10,753,202,269.72    2,132
Ending Required Participation Amount (trust-wide)               (8,769,538,461.53)
Ending Excess Receivables (trust-wide)                           1,983,663,808.19
Average Daily Pool Balance                                      10,004,888,452.42
Monthly Payment Rate                                                      38.7963%
Previous Monthly Payment Rate                                             39.6028%
2-Month Average Payment Rate                                              39.1995%
Monthly Payment Rate 2 Months Ago                                         42.1603%
3-Month Average Payment Rate - <20%?                       NO             40.1865%
Used Vehicle Balance                                               450,510,813.06
   As Pct of Ending Pool Balance - >20%?                   NO              4.1896%
AutoNation Affiliated Dealer(Dlr) Balance                          259,324,368.81
   As Pct of Ending Pool Balance                                           2.4116%
UAG Affiliated Dlr Balance                                          70,048,339.08
   As Pct of Ending Pool Balance                                           0.6514%
Largest Dlr Balance (other than AutoNation/UAG)                    178,987,092.92
   As Pct of Ending Pool Balance                                           1.6645%
2nd Largest Dlr Balance (other than AutoNation/UAG)                143,147,252.52
   As Pct of Ending Pool Balance                                           1.3312%
3rd Largest Dlr Balance (other than AutoNation/UAG)                140,641,950.01
   As Pct of Ending Pool Balance                                           1.3079%
Overconcentration Amount (may be multiple dealers)                           0.00
Aggregate Ineligible Receivables                                             0.00
Miscellaneous Payments (if any)                                              0.00

TRUST NON-PRINCIPAL RECEIVABLES
Total Interest Collections                                          73,340,648.90
   Interest Collections                                             72,809,382.84
   Interest Collections on Defaulted "D" and Liquidated "L"            531,266.06
Recoveries on Defaulted Receivables                                          0.00
Investment Income from Collection Account                              576,060.32
Investment Income from EFA                                                   0.00

AVERAGE INTEREST COLLECTIONS RATE
Total Interest Collections                                          73,340,648.90
/ Average Daily Pool Balance (prior month)                       9,387,639,414.02
* 360                                                                         360
/ Actual Days (prior month)                                                    30
                                                                -----------------
   Average Interest Collections Rate                                      9.37496%

SUMMARY OF COLLECTIONS
Total Principal Collections                                      3,881,523,661.91
Total Interest Collections                                          73,340,648.90
                                                                -----------------
   Total Collections                                             3,954,864,310.81

DEPOSIT INTO EFA PER SECTION 4.06(B)(I) OF SSA
Aggregate Outstanding Dollar Principal Amount                    6,700,000,000.00
Aggregate OC Amounts                                               662,637,362.63
                                                                -----------------
   Total "A"                                                     7,362,637,362.63

Aggregate Series NLA minus "Adjustment Amount"                   7,362,637,362.63
Aggregate Principal Balance in all PFAs                                      0.00
Aggregate Principal Balance in EFA                                           0.00
                                                                -----------------
   Total "B"                                                     7,362,637,362.63

Amount to be deposited into EFA ("A" minus "B")                              0.00

                                  Record Date: January 15, 2007
                                  Interest Determination Date: December 13, 2006

DAIMLERCHRYSLER MASTER OWNER TRUST - SERIES 2006-A
   Collection Period: December 1, 2006 through December 31, 2006
   Distribution Date: January 16, 2007
   Accrual Period: December 15, 2006 through January 15 2007

                                                                                                  Expected
                                                                                                    Final                    Early
                                                                                     per $1,000   Payment   Accumulation  Redemption
AMOUNTS OWED ON NOTES ON CURRENT PAYMENT DATE                                         of Notes      Date       Period       Period
---------------------------------------------                                        ----------  ---------  ------------  ----------
Beginning of Period Outstanding Dollar Principal Amount of Notes   1,000,000,000.00              16-Nov-09       No           No
Total principal to be paid on Notes                                            0.00       0.00
                                                                   ----------------
End of Period Outstanding Principal Amount of Notes                1,000,000,000.00

                                                                                                                LIBOR
                                                                                                  Days in     Telerate
                                              Note Interest Rate                                  Accrual       3750        Spread
                                              ------------------                                 ---------  ------------  ----------
Total interest to be paid on Notes                       5.38000%      4,782,222.22        4.78         32    5.35000%      0.030%

SERIES NOMINAL LIQUIDATION AMOUNT(NLA) AND SERIES REQUIRED PARTICIPATION AMOUNT
AT END OF CURRENT PAYMENT DATE

NLA of Notes as of prior payment date                              1,000,000,000.00
Reimbursements of NLA Deficit since prior payment date                         0.00
Reallocated Principal Collections since prior payment date                     0.00
Investor Charge-Offs since prior payment date                                  0.00
Principal Funding Account(PFA) deposit since prior payment date                0.00
Excess Funding Account(EFA) deposit since prior payment date                   0.00
EFA withdrawal since prior payment                                             0.00

                                                                   ----------------
   NLA of Notes                                                    1,000,000,000.00

Overcollateralization(OC) Percentage of NLA of Notes        9.89%     98,901,098.90 = Required Primary OC Amount
Cumulative reimbursements of OC Amount Deficit since issuance                  0.00
Cumulative reallocated Principal Collections since issuance                    0.00
Cumulative Investor Charge-Offs since issuance                                 0.00
                                                                   ----------------
   Primary OC Amount(Amt)                                             98,901,098.90
Is Primary OC Amt < Required Primary OC Amt?                  NO

Ineligible Receivables allocated to Series                                     0.00
Overconcentration Amount allocated to Series                                   0.00
                                                                   ----------------
   Incremental OC Amount                                                       0.00

Series Nominal Liquidation Amount                                  1,098,901,098.90 = Amt used for Amt used for determining
                                                                                      allocations for Collection Period
                                                                                      beginning on 1st day of NEXT month
Seller's Required Participation Amount                      4.00%     40,000,000.00
                                                                   ----------------
Series Required Participation Amount                               1,138,901,098.90

INTEREST COLLECTIONS                                                  Total Pool      Series Alloc.%   Series Allocation
--------------------                                               ----------------   --------------   -----------------
Collections of Interest                                               73,340,648.90 x   11.871574%   =    8,706,689.34
Recoveries on Defaulted Receivables                                            0.00 x   11.871574%   =            0.00
Investment Income from Collection Account                                576,060.32 x   11.871574%   =       68,387.43
                                                                      -------------                       ------------
   Total Interest Collections                                         73,916,709.22                       8,775,076.77

Series Share of Interest Collections                                   8,775,076.77
PFA Earnings (if any)                                                          0.00
PFA Earnings Shortfall (if any)                                                0.00
Series EFA Earnings (if any)                                                   0.00
Shared Excess Avail Interest Amounts from other series
   (if needed)                                                                 0.00
                                                                   ----------------
   Series Available Interest Amount                                    8,775,076.77

APPLICATION OF SERIES AVAILABLE INTEREST AMOUNT PER SECTION 3.01 OF INDENTURE SUPPLEMENT

Total interest to be paid on Notes (for deposit in Interest
   Funding Account(IFA))                                               4,782,222.22
Series Servicing Fee                                        1.00%        915,750.92
To cover Series Investor Default Amount                                        0.00
To cover prior NLA Deficit (if any)                                            0.00
To cover prior OC Amount Deficit (if any)                                      0.00
Previously waived Series Servicing Fee (if any)                                0.00
Amount to be shared with other series (if needed)                              0.00
                                                                   ----------------
   Excess Series Available Interest Amount                             3,077,103.63 = Amt to be released to Seller

Deposit in IFA from Series Available Interest Amount                   4,782,222.22
Receivables Sale Proceeds (if any) for deposit in IFA                          0.00
Deposit in IFA from reallocated Principal Collections                          0.00
                                                                   ----------------
   Total amount to be deposited in IFA                                 4,782,222.22

PRINCIPAL COLLECTIONS AND INVESTOR DEFAULT AMOUNT                     Total Pool      Series Alloc.%   Series Allocation
-------------------------------------------------                  ----------------   --------------   -----------------
Collections of Principal                                           3,881,523,661.91 x   11.871574%   =   460,797,950.17
Miscellaneous Payments (if any)                                                0.00 x   12.987013%   =             0.00
Losses from Defaulted Dealers                                                  0.00 x   11.871574%   =             0.00

Series Share of Principal Collections                                460,797,950.17
Series Share of Miscellaneous Payments                                         0.00
Reallocated interest to cover Series Investor Default Amt                      0.00
Reallocated interest to cover prior NLA Deficit                                0.00
Reallocated interest to cover prior OC Amount Deficit                          0.00
Shared Excess Avail Principal Amounts from other series
   (if needed)                                                                 0.00
                                                                   ----------------
   Series Available Principal Amount                                 460,797,950.17

APPLICATION OF SERIES AVAILABLE PRINCIPAL AMOUNT PER SECTION 3.05 OF INDENTURE SUPPLEMENT

To cover shortfalls in interest owed on Notes
   (for deposit in IFA)                                                        0.00
Deposit in PFA if in Accumulation or Early Redemption Period                   0.00
Amount to be shared with other series (if needed)                              0.00
Amount to be deposited in EFA                                                  0.00
                                                                   ----------------
   Excess Series Available Principal Amount                          460,797,950.17 = Amt to be released to Seller

Deposit in PFA from Series Available Principal Amount                          0.00
Receivables Sale Proceeds (if any) for deposit in PFA                          0.00
EFA withdrawal for deposit in PFA                                              0.00
                                                                   ----------------
   Total amount to be deposited in PFA                                         0.00

NOTE: PLEASE REFER TO PROSPECTUS AND PROSPECTUS SUPPLEMENT FILED WITH THE SEC FOR DEFINITION OF DEFINED TERMS